Hedging - Hedge Portfolio Table (Details)	Sep. 30, 2013 Foreign exchange option, settlement period - 2013 Derivatives designated as hedging instruments Average rate forward contracts USD ($)	Sep. 30, 2013 Foreign exchange option, settlement period - 2013 Derivatives designated as hedging instruments Average rate forward contracts EUR (€)	Sep. 30, 2013 Foreign exchange option, settlement period - 2014 Derivatives designated as hedging instruments Average rate forward contracts USD ($)		Sep. 30, 2013 Foreign exchange option, settlement period - 2014 Derivatives designated as hedging instruments Average rate forward contracts EUR (€)		Sep. 30, 2013 Commodity forward contract, settlement period - 2013 Derivatives designated as hedging instruments Bunker fuel forward contracts Mg		Sep. 30, 2013 Commodity forward contract, settlement period - 2013 Derivatives not designated as hedging instruments Bunker fuel forward contracts Mg		Sep. 30, 2013 Commodity forward contract, settlement period - 2014 Derivatives designated as hedging instruments Bunker fuel forward contracts Mg		Sep. 30, 2013 Commodity forward contract, settlement period - 2014 Derivatives not designated as hedging instruments Bunker fuel forward contracts Mg		Sep. 30, 2013 Commodity forward contract, settlement period - 2015 Derivatives designated as hedging instruments Bunker fuel forward contracts Mg		Sep. 30, 2013 Commodity forward contract, settlement period - 2015 Derivatives not designated as hedging instruments Bunker fuel forward contracts Mg		Sep. 30, 2013 Average rate forward contracts Derivatives not designated as hedging instruments 30-day euro forward contracts, settlement period - October 2013 USD ($)	Sep. 30, 2013 Average rate forward contracts Derivatives not designated as hedging instruments 30-day euro forward contracts, settlement period - October 2013 EUR (€)	Sep. 30, 2013 Purchased Foreign exchange option, settlement period - 2013 Euro put option EUR (€)	Sep. 30, 2013 Purchased Foreign exchange option, settlement period - 2013 Derivatives designated as hedging instruments Euro put option USD ($)	Sep. 30, 2013 Purchased Foreign exchange option, settlement period - 2013 Derivatives designated as hedging instruments Euro put option EUR (€)	Sep. 30, 2013 Purchased Foreign exchange option, settlement period - 2014 Euro put option EUR (€)	Sep. 30, 2013 Purchased Foreign exchange option, settlement period - 2014 Derivatives designated as hedging instruments Euro put option USD ($)		Sep. 30, 2013 Purchased Foreign exchange option, settlement period - 2014 Derivatives designated as hedging instruments Euro put option EUR (€)		Sep. 30, 2013 Sold Foreign exchange option, settlement period - 2013 Euro call option EUR (€)	Sep. 30, 2013 Sold Foreign exchange option, settlement period - 2013 Derivatives designated as hedging instruments Euro call option USD ($)	Sep. 30, 2013 Sold Foreign exchange option, settlement period - 2013 Derivatives designated as hedging instruments Euro call option EUR (€)	Sep. 30, 2013 Sold Foreign exchange option, settlement period - 2014 Euro call option EUR (€)	Sep. 30, 2013 Sold Foreign exchange option, settlement period - 2014 Derivatives designated as hedging instruments Euro call option USD ($)		Sep. 30, 2013 Sold Foreign exchange option, settlement period - 2014 Derivatives designated as hedging instruments Euro call option EUR (€)
Derivative [Line Items]
Currency derivatives - Notional Amount		€ 35,000,000			€ 91,000,000	[1]														€ 79,000,000	€ 25,000,000		€ 51,000,000	€ 19,000,000			€ 91,000,000	[1]	€ 25,000,000		€ 51,000,000	€ 19,000,000			€ 91,000,000	[1]
Fuel derivatives - Notional Amount							15,006	[2]	4,167	[2],[3]	90,504	[2]	17,912	[2],[3]	59,800	[1]	14,840	[3]
Currency derivatives - Contract Average Rate/Price (in $ per EUR)	1.24		1.34	[1]															1.35			1.20			1.30	[1]				1.28			1.39	[1]
Fuel derivatives - Contract Average Rate/Price (in $ per mt)							539	[2]	560	[2],[3]	581	[2]	618	[2]	556	[1]	594	[3]

[1]	Settlement periods for bunker fuel forward contracts and purchased and sold euro options are through September 2015 and December 2014, respectively.
[2]	As described in Note 11 of the 2012 Annual Report on Form 10-K, new cash flow hedge relationships were established for certain bunker fuel forward contracts in 2011. These changes resulted in hedge rates for accounting purposes that are different from those in the hedge contract terms.
[3]	ectively.3 As discussed above, in October 2013, the company sold all Singapore 180 fuel derivative outstanding positions at an insignificant loss.Ac